Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segments [Abstract]
Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities	The table set forth other information of the Group:
	December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	10,708	13,122	35,178	1,874	(*) 3,444	(430)	63,896

Total segments’ liabilities	(867)	(4,483)	(25,723)	(2,015)	(605)	2,232	(31,461)
	December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

Total segments’ assets	19,478	15,667	50,999	3,208	(*) 11,368	(3,069)	97,651

Total segments’ liabilities	(1,198)	(5,025)	(33,203)	(3,244)	(952)	660	(42,962)
	Year ended December 31, 2023
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	-	10,008	79,613	2,103	-	-	91,724

Segment results – operating loss	(4,295)	(5,614)	(3,548)	(651)	(*) (3,446)	(5,767)	(23,321)

Non-operating income (loss)	446	2,739	-	-	-	(138)	3,047

Finance income (loss)	83	(110)	(1,605)	(82)	(25)	207	(1,532)

Loss before taxes on income	(3,766)	(2,985)	(5,153)	(733)	(3,471)	(5,698)	(21,806)

Tax benefit (expense) on income	3	(7)	66	12	-	-	74

Segment results – net loss	(3,763)	(2,992)	(5,087)	(721)	(3,471)	(5,698)	(21,732)
	Year ended December 31, 2022
	Corporate	E-commerce	Online Advertising & Internet Traffic Routing	Online Event Management	Others	Adjustments and eliminations	Total
	USD in thousands

External revenues	-	5,859	83,534	2,465	-	-	91,858

Segment results – operating income (loss)	(2,985)	(4,510)	(*) 2,341	(748)	(**) (2,829)	(5,053)	(13,784)

Non-operating income (loss)	(167)	3,619	(731)	(30)	137	3,168	5,996

Finance income (loss)	(224)	(520)	(1,100)	(539)	(8)	82	(2,309)

Profit (Loss) before taxes on income	(3,376)	(1,411)	510	(1,317)	(2,700)	(1,803)	(10,097)

Tax benefit (expense) on income	(5)	5	(310)	-	10	189	(111)

Segment results – profit (loss)	(3,381)	(1,406)	200	(1,317)	(2,690)	(1,614)	(10,208)